Risk Report - Market Risk - Trading Market Risk Exposures - Average, Maximum and Minimum Stressed Value-at-Risk by Risk Type (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Total [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)		€ 78.8	€ 96.2
Diversification effect [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)		(67.1)	(75.3)
Interest Rate Risk [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)		43.8	57.6
Credit Spread Risk [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)		67.7	70.1
Equity Price Risk [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)		13.3	21.3
Foreign Exchange Risk [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)	[1]	20.1	21.7
Commodity Price Risk [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)		€ 1.1	€ 0.7

[1]	Includes value-at-risk from gold and other precious metal positions.